Asset Retirement Obligations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations [Line Items]
Asset Retirement Obligation	$ 1	$ 2
Brake North America and Asia group [Member]
Asset Retirement Obligations [Line Items]
Asset Retirement Obligation		$ 1